Note 7 - Income Taxes (Details Textual) $ in Thousands	12 Months Ended
Mar. 31, 2025 USD ($)
Operating Loss Carryforwards	$ 3,600
Reserve for Uncertain Tax Positions	0
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	2,300
Expiration Commencing, Tax Year 2034-2037 [Member]
Operating Loss Carryforwards	900
NOL Generated During 2017-2024 [Member]
Operating Loss Carryforwards	$ 2,700